Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of property and equipment, Net [Abstract]
Total	$ 6,184,016	$ 131,845
Accumulated depreciation	(249,109)	(14,447)
Property and equipment, net	5,934,907	117,398
Office equipment [Member]
Schedule of property and equipment, Net [Abstract]
Total	168,055	131,389
Furniture and fixtures [Member]
Schedule of property and equipment, Net [Abstract]
Total	456	456
Leased Aircraft [Member]
Schedule of property and equipment, Net [Abstract]
Total	$ 6,015,505